100 Summer St. Floor 7 Mail Stop SUM0703 Boston, MA 02111

October 12, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Lattice Strategies Trust (the “Registrant”)

(File Nos. 333-199089; 811-23002)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Lattice Strategies Trust, the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on September 23, 2016.

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-1742.

Very truly yours,

/s/ David James

David James

Managing Director and Managing Counsel

State Street Bank and Trust Company